Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005174 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000005174 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000005174 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000005174 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000005174 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005174 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005174 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000005174 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000005174 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000005174 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000005174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[2]
C000005174 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[2]
C000005174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[2]
C000005174 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[2]
C000005174 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[2]
C000005174 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
C000005174 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000005174 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000005174 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000005174 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000005174 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000005174 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000005171 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000005171 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000005171 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000005171 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000005171 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000005171 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000005171 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000005171 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000005171 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000005171 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000005171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[4]
C000005171 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[4]
C000005171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[4]
C000005171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[4]
C000005171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[4]
C000005171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[4]
C000005171 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000005171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000005171 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000005171 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000005171 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000005171 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000005173 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000005173 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[5]
C000005173 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000005173 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000005173 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000005173 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000005173 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000005173 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000005173 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000005173 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000005173 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[6]
C000005173 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[6]
C000005173 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[6]
C000005173 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[6]
C000005173 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[6]
C000005173 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[6]
C000005173 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000005173 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000005173 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000005173 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000005173 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000005173 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000198228 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000198228 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[7]
C000198228 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000198228 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000198228 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000198228 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000198228 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000198228 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000198228 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000198228 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000198228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[8]
C000198228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[8]
C000198228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[8]
C000198228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[8]
C000198228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[8]
C000198228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[8]
C000198228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000198228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000198228 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000198228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000198228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000198228 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000005175 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[9]
C000005175 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[9]
C000005175 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[9]
C000005175 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000005175 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000005175 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000005175 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000005175 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000005175 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000005175 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000005175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%	[10]
C000005175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[10]
C000005175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[10]
C000005175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[10]
C000005175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[10]
C000005175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[10]
C000005175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[10]
C000005175 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000005175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000005175 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000005175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000005175 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[10]
C000005184 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000005184 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000005184 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000005184 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000005184 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000005184 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000005184 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000005184 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000005184 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
C000005184 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
C000005184 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[12]
C000005184 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[12]
C000005184 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[12]
C000005184 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[12]
C000005184 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[12]
C000005184 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[12]
C000005184 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[12]
C000005184 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[12]
C000005184 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000005184 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000005184 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[12]
C000005184 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000005184 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[12]
C000005181 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000005181 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000005181 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000005181 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000005181 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000005181 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000005181 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000005181 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000005181 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000005181 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000005181 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[14]
C000005181 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[14]
C000005181 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[14]
C000005181 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[14]
C000005181 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[14]
C000005181 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
C000005181 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[14]
C000005181 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[14]
C000005181 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[14]
C000005181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[14]
C000005181 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000005181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000005181 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[14]
C000005183 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000005183 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000005183 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000005183 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000005183 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000005183 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000005183 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000005183 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000005183 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000005183 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000005183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[16]
C000005183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[16]
C000005183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[16]
C000005183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[16]
C000005183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[16]
C000005183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[16]
C000005183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[16]
C000005183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[16]
C000005183 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[16]
C000005183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[16]
C000005183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
C000005183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000005183 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[16]
C000198229 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000198229 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000198229 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000198229 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000198229 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000198229 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000198229 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000198229 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000198229 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000198229 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000198229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[18]
C000198229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[18]
C000198229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[18]
C000198229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[18]
C000198229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[18]
C000198229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[18]
C000198229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[18]
C000198229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[18]
C000198229 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[18]
C000198229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[18]
C000198229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000198229 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
C000198229 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[18]
C000005185 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000005185 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000005185 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[19]
C000005185 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000005185 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000005185 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000005185 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000005185 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000005185 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000005185 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000005185 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[20]
C000005185 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[20]
C000005185 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[20]
C000005185 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[20]
C000005185 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[20]
C000005185 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[20]
C000005185 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[20]
C000005185 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[20]
C000005185 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[20]
C000005185 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[20]
C000005185 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000005185 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
C000005185 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[20]
C000051321 [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[21],[22]
Percent of Total Long Exposure	76.00%	[21],[22]
Percent of Total Short Exposure	23.90%	[21],[22]
C000051321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[21],[22]
Percent of Total Long Exposure	12.80%	[21],[22]
Percent of Total Short Exposure	1.60%	[21],[22]
C000051321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[21],[22]
Percent of Total Long Exposure	3.40%	[21],[22]
Percent of Total Short Exposure	1.00%	[21],[22]
C000051321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[21],[22]
Percent of Total Long Exposure	8.40%	[21],[22]
Percent of Total Short Exposure	1.50%	[21],[22]
C000051321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[21],[22]
Percent of Total Long Exposure	3.20%	[21],[22]
Percent of Total Short Exposure		[21],[22]
C000051321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[21],[22]
Percent of Total Long Exposure	11.30%	[21],[22]
Percent of Total Short Exposure	0.40%	[21],[22]
C000051321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[21],[22]
Percent of Total Long Exposure	3.80%	[21],[22]
Percent of Total Short Exposure	0.20%	[21],[22]
C000051321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[21],[22]
Percent of Total Long Exposure	9.00%	[21],[22]
Percent of Total Short Exposure		[21],[22]
C000051321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[21],[22]
Percent of Total Long Exposure	5.20%	[21],[22]
Percent of Total Short Exposure	5.80%	[21],[22]
C000051321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[21],[22]
Percent of Total Long Exposure	1.20%	[21],[22]
Percent of Total Short Exposure		[21],[22]
C000051321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[21],[22]
Percent of Total Long Exposure	9.20%	[21],[22]
Percent of Total Short Exposure	3.60%	[21],[22]
C000051321 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[21],[22]
Percent of Total Long Exposure	8.50%	[21],[22]
Percent of Total Short Exposure	9.80%	[21],[22]
C000051319 [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[23],[24]
Percent of Total Long Exposure	76.00%	[23],[24]
Percent of Total Short Exposure	23.90%	[23],[24]
C000051319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[23],[24]
Percent of Total Long Exposure	12.80%	[23],[24]
Percent of Total Short Exposure	1.60%	[23],[24]
C000051319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[23],[24]
Percent of Total Long Exposure	3.40%	[23],[24]
Percent of Total Short Exposure	1.00%	[23],[24]
C000051319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[23],[24]
Percent of Total Long Exposure	8.40%	[23],[24]
Percent of Total Short Exposure	1.50%	[23],[24]
C000051319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[23],[24]
Percent of Total Long Exposure	3.20%	[23],[24]
Percent of Total Short Exposure		[23],[24]
C000051319 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[23],[24]
Percent of Total Long Exposure	11.30%	[23],[24]
Percent of Total Short Exposure	0.40%	[23],[24]
C000051319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[23],[24]
Percent of Total Long Exposure	3.80%	[23],[24]
Percent of Total Short Exposure	0.20%	[23],[24]
C000051319 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[23],[24]
Percent of Total Long Exposure	9.00%	[23],[24]
Percent of Total Short Exposure		[23],[24]
C000051319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[23],[24]
Percent of Total Long Exposure	5.20%	[23],[24]
Percent of Total Short Exposure	5.80%	[23],[24]
C000051319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[23],[24]
Percent of Total Long Exposure	1.20%	[23],[24]
Percent of Total Short Exposure		[23],[24]
C000051319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[23],[24]
Percent of Total Long Exposure	9.20%	[23],[24]
Percent of Total Short Exposure	3.60%	[23],[24]
C000051319 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[23],[24]
Percent of Total Long Exposure	8.50%	[23],[24]
Percent of Total Short Exposure	9.80%	[23],[24]
C000051320 [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%	[25],[26]
Percent of Total Long Exposure	76.00%	[25],[26]
Percent of Total Short Exposure	23.90%	[25],[26]
C000051320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[25],[26]
Percent of Total Long Exposure	12.80%	[25],[26]
Percent of Total Short Exposure	1.60%	[25],[26]
C000051320 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[25],[26]
Percent of Total Long Exposure	3.40%	[25],[26]
Percent of Total Short Exposure	1.00%	[25],[26]
C000051320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[25],[26]
Percent of Total Long Exposure	8.40%	[25],[26]
Percent of Total Short Exposure	1.50%	[25],[26]
C000051320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[25],[26]
Percent of Total Long Exposure	3.20%	[25],[26]
Percent of Total Short Exposure		[25],[26]
C000051320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[25],[26]
Percent of Total Long Exposure	11.30%	[25],[26]
Percent of Total Short Exposure	0.40%	[25],[26]
C000051320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[25],[26]
Percent of Total Long Exposure	3.80%	[25],[26]
Percent of Total Short Exposure	0.20%	[25],[26]
C000051320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[25],[26]
Percent of Total Long Exposure	9.00%	[25],[26]
Percent of Total Short Exposure		[25],[26]
C000051320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[25],[26]
Percent of Total Long Exposure	5.20%	[25],[26]
Percent of Total Short Exposure	5.80%	[25],[26]
C000051320 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[25],[26]
Percent of Total Long Exposure	1.20%	[25],[26]
Percent of Total Short Exposure		[25],[26]
C000051320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[25],[26]
Percent of Total Long Exposure	9.20%	[25],[26]
Percent of Total Short Exposure	3.60%	[25],[26]
C000051320 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[25],[26]
Percent of Total Long Exposure	8.50%	[25],[26]
Percent of Total Short Exposure	9.80%	[25],[26]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[11]	Excludes short-term securities.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[13]	Excludes short-term securities.
[14]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[15]	Excludes short-term securities.
[16]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[17]	Excludes short-term securities.
[18]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[19]	Excludes short-term securities.
[20]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[21]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[22]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[23]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[24]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[25]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[26]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.